UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

Semiannual report

U.S. equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16*
Actual Fund return†
Class A	$1,000.00	$1,005.10	1.25%	$6.23
Class C	1,000.00	1,001.40	2.00%	9.95
Class R	1,000.00	1,003.30	1.50%	7.47
Institutional Class	1,000.00	1,007.90	1.00%	4.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.65	1.25%	$6.27
Class C	1,000.00	1,014.92	2.00%	10.02
Class R	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings
Delaware Mid Cap Value Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	95.44%
Basic Industry	9.67%
Business Services	1.50%
Capital Spending	6.33%
Consumer Cyclical	4.04%
Consumer Services	5.41%
Consumer Staples	3.79%
Energy	6.99%
Financial Services	22.55%
Healthcare	7.50%
Real Estate Investment Trusts	7.57%
Technology	11.72%
Transportation	1.55%
Utilities	6.82%
Short-Term Investments	3.69%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
American Financial Group	3.00%
East West Bancorp	2.90%
Torchmark	2.44%
Comerica	2.24%
Reinsurance Group of America	2.23%
Synopsys	2.11%
Raymond James Financial	1.95%
WR Berkley	1.80%
Avnet	1.75%
Newfield Exploration	1.73%

Schedule of investments
Delaware Mid Cap Value Fund	April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.44%

Basic Industry – 9.67%
Albemarle	1,150	$76,084
Axalta Coating Systems †	2,000	56,940
Berry Plastics Group †	2,551	91,887
Celanese Class A	1,150	81,305
Eastman Chemical	1,250	95,475
GCP Applied Technologies †	800	17,704
Graphic Packaging Holding	5,100	67,728
WR Grace & Co †	900	69,012

		556,135

Business Services – 1.50%
Brink’s	500	16,920
ManpowerGroup	900	69,327

		86,247

Capital Spending – 6.33%
AECOM †	1,350	43,861
HD Supply Holdings †	850	29,138
ITT	2,200	84,414
KBR	2,200	34,232
Regal Beloit	1,150	74,083
Terex	900	21,501
United Rentals †	1,150	76,970

		364,199

Consumer Cyclical – 4.04%
BorgWarner	1,050	37,716
DR Horton	2,050	61,623
Johnson Controls	700	28,980
Stanley Black & Decker	500	55,960
Tenneco †	900	47,970

		232,249

Consumer Services – 5.41%
Bloomin’ Brands	2,000	37,400
Hasbro	700	59,248
Macy’s	1,000	39,590
Meredith	693	35,558
Nordstrom	750	38,347
Staples	2,400	24,480
Starwood Hotels & Resorts Worldwide	550	45,034
VF	500	31,525

		311,182

Consumer Staples – 3.79%
Dr Pepper Snapple Group	800	72,728

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Staples (continued)
Reynolds American	1,400	$69,440
Tyson Foods Class A	1,150	75,693

		217,861

Energy – 6.99%
Helmerich & Payne	450	29,754
Newfield Exploration †	2,750	99,687
Rowan Cos	850	15,989
Schlumberger	358	28,762
SM Energy	2,800	87,248
Superior Energy Services	3,650	61,539
Tesoro	500	39,845
Whiting Petroleum †	3,300	39,600

		402,424

Financial Services – 22.55%
American Financial Group	2,500	172,775
Associated Banc-Corp	1,650	30,096
Bank of Hawaii	1,150	78,671
Comerica	2,900	128,760
East West Bancorp	4,450	166,831
Fifth Third Bancorp	3,650	66,831
Hancock Holding	1,950	50,641
Raymond James Financial	2,150	112,165
Reinsurance Group of America	1,350	128,547
Torchmark	2,425	140,383
Validus Holdings	1,629	75,081
WR Berkley	1,850	103,600
Zions Bancorporation	1,550	42,656

		1,297,037

Healthcare – 7.50%
Becton Dickinson	450	72,567
Cigna	350	48,489
MEDNAX †	550	39,209
Mylan †	800	33,368
Service International	2,150	57,341
Universal Health Services Class B	700	93,576
Zimmer Biomet Holdings	750	86,828

		431,378

Real Estate Investment Trusts – 7.57%
Apartment Investment & Management	550	22,033
Boston Properties	450	57,987
Brandywine Realty Trust	5,300	79,235

Schedule of investments

Delaware Mid Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Real Estate Investment Trusts (continued)
CBL & Associates Properties	3,450	$40,296
Highwoods Properties	2,000	93,460
Host Hotels & Resorts	4,050	64,071
Kimco Realty	2,800	78,736

		435,818

Technology – 11.72%
Agilent Technologies	1,550	63,426
Avnet	2,450	100,744
Citrix Systems †	350	28,644
Fiserv †	950	92,834
Keysight Technologies †	1,475	38,468
Qorvo †	700	31,521
Symantec	2,850	47,438
Synopsys †	2,550	121,176
Teradyne	2,450	46,330
Thermo Fisher Scientific	550	79,338
Western Digital	600	24,519

		674,438

Transportation – 1.55%
CSX	2,050	55,903
JB Hunt Transport Services	400	33,152

		89,055

Utilities – 6.82%
Edison International	1,100	77,781
IDACORP	1,000	72,730
PPL	2,000	75,280
Public Service Enterprise Group	1,850	85,341
WEC Energy Group	1,400	81,494

		392,626

Total Common Stock (cost $4,034,015)		5,490,649

	Principal amount°

Short-Term Investments – 3.69%

Discount Notes – 1.17%≠
Federal Home Loan Bank
0.168% 5/2/16	14,946	14,946
0.336% 7/22/16	12,708	12,699
0.34% 7/13/16	12,626	12,618
0.346% 7/25/16	7,810	7,804
0.353% 5/18/16	18,993	18,991

		67,058

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 2.52%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $34,197 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $34,880)	34,196	$34,196
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $56,995 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $58,134)	56,994	56,994
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $53,811 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $54,886)	53,810	53,810

		145,000

Total Short-Term Investments (cost $212,053)		212,058

Total Value of Securities – 99.13% (cost $4,246,068)		$5,702,707

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Mid Cap Value Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$5,490,649
Short-term investments, at value[2]	212,058
Cash	53,225
Receivable for securities sold	16,034
Receivable for fund shares sold	5,086
Dividends and interest receivable	913
Expense reimbursement receivable from investment manager	18,193

Total assets	5,796,158

Liabilities:
Payable for fund shares redeemed	500
Other accrued expenses	24,290
Audit and tax fees payable	16,829
Distribution fees payable to affiliates	1,675
Dividend disbursing and transfer agent fees and expenses payable to affiliates	94
Accounting and Administration expenses payable to affiliates	22
Trustees’ fees and expenses payable	17
Legal fees payable to affiliates	11
Reports and statements to shareholders expenses payable to affiliates	2

Total liabilities	43,440

Total Net Assets	$5,752,718

Net Assets Consist of:
Paid-in capital	$4,325,845
Undistributed net investment income	8,133
Accumulated net realized loss	(37,899)
Net unrealized appreciation of investments	1,456,639

Total Net Assets	$5,752,718

Net Asset Value
Class A:
Net assets	$3,847,000
Shares of beneficial interest outstanding, unlimited authorization, no par	779,926
Net asset value per share	$4.93
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$5.23

Class C:
Net assets	$1,129,933
Shares of beneficial interest outstanding, unlimited authorization, no par	244,102
Net asset value per share	$4.63

Class R:
Net assets	$49,781
Shares of beneficial interest outstanding, unlimited authorization, no par	10,096
Net asset value per share	$4.93

Institutional Class:
Net assets	$726,004
Shares of beneficial interest outstanding, unlimited authorization, no par	147,073
Net asset value per share	$4.94

[1] Investments, at cost	$4,034,015
[2] Short-term investments, at cost	212,053

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$58,093
Interest	335
Foreign tax withheld	(28)

58,400

Expenses:
Registration fees	29,129
Legal fees	26,387
Management fees	21,046
Audit and tax fees	16,881
Reports and statements to shareholders expenses	14,513
Distribution expenses — Class A	4,655
Distribution expenses — Class C	5,438
Distribution expenses — Class R	94
Dividend disbursing and transfer agent fees and expenses	4,673
Custodian fees	2,576
Accounting and administration expenses	919
Trustees’ fees and expenses	142
Other	6,068

132,521
Less expenses waived	(94,255)
Less expense paid indirectly	(19)

Total operating expenses	38,247

Net Investment Income	20,153

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(25,202)
Foreign currencies	(3)

Net realized loss	(25,205)
Net change in unrealized appreciation (depreciation) of investments	(103,788)

Net Realized and Unrealized Loss	(128,993)

Net Decrease in Net Assets Resulting from Operations	$(108,840)

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Mid Cap Value Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,153	$12,357
Net realized gain (loss)	(25,205)	403,212
Net change in unrealized appreciation (depreciation)	(103,788)	(201,986)

Net increase (decrease) in net assets resulting from operations	(108,840)	213,583

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,783)	(9,860)
Class R	—	(7)
Institutional Class	(4,237)	(4,698)

Net realized gain:
Class A	(253,401)	(687,651)
Class C	(84,028)	(162,751)
Class R	(1,994)	(8,568)
Institutional Class	(56,425)	(177,648)

	(407,868)	(1,051,183)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,236,777	986,870
Class C	349,790	477,540
Class R	19,835	33,007
Institutional Class	620,245	265,245

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	260,444	692,993
Class C	84,027	162,747
Class R	1,993	8,572
Institutional Class	48,652	157,986

	2,621,763	2,784,960

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,172,045)	$(981,152)
Class C	(287,087)	(199,117)
Class R	(4,505)	(42,439)
Institutional Class	(890,851)	(140,302)

	(2,354,488)	(1,363,010)

Increase in net assets derived from capital share transactions	267,275	1,421,950

Net Increase (Decrease) in Net Assets	(249,433)	584,350

Net Assets:
Beginning of period	6,002,151	5,417,801

End of period	$5,752,718	$6,002,151

Undistributed net investment income	$8,133	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended

4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$5.220	$6.220	$11.790	$9.520	$8.790	$8.480

0.020	0.016	0.018	0.063	0.038	0.011
(0.008)	0.211	0.777	2.538	0.705	0.319

0.012	0.227	0.795	2.601	0.743	0.330

(0.009)	(0.017)	(0.115)	(0.054)	(0.013)	(0.020)
(0.293)	(1.210)	(6.250)	(0.277)	—	—

(0.302)	(1.227)	(6.365)	(0.331)	(0.013)	(0.020)

$4.930	$5.220	$6.220	$11.790	$9.520	$8.790

0.51%	4.27%	10.75%	28.12%	8.47%	3.88%

$3,847	$3,825	$3,685	$2,777	$1,779	$892
1.25%	1.40% [4]	1.25%	1.25%	1.25%	1.25%
4.61%	4.09%	4.34%	2.27%	2.07%	2.29%
0.83%	0.31%	0.28%	0.59%	0.40%	0.12%
(2.53% )	(2.38% )	(2.81% )	(0.43% )	(0.42% )	(0.92% )
30%	25%	28%	22%	12%	19%

Financial highlights

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended

4/30/16[1]	Year ended

(Unaudited)	10/31/15		10/31/14	10/31/13	10/31/12		10/31/11

$4.930	$5.960		$11.520	$9.330	$8.670		$8.410

0.002	(0.022)		(0.029)	(0.017)	(0.032)		(0.058)
(0.009)	0.202		0.752	2.484	0.692		0.318

(0.007)	0.180		0.723	2.467	0.660		0.260

—	—		(0.033)	—	—		—
(0.293)	(1.210)		(6.250)	(0.277)	—		—

(0.293)	(1.210)		(6.283)	(0.277)	—		—

$4.630	$4.930		$5.960	$11.520	$9.330		$8.670

0.14%	3.53%		9.99%	27.10%	7.61%		3.09%

$1,130	$1,084		$775	$448	$287		$205
2.00%	2.15%	[4]	2.00%	2.00%	2.00%		2.00%
5.36%	4.84%		5.09%	2.97%	2.77%		2.99%
0.08%	(0.44%	)	(0.47% )	(0.16% )	(0.35%	)	(0.63%	)
(3.28% )	(3.13%	)	(3.56% )	(1.13% )	(1.12%	)	(1.62%	)
30%	25%		28%	22%	12%		19%

Financial highlights

Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended

4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12		10/31/11

$5.220	$6.210	$11.770	$9.510	$8.790		$8.500

0.014	0.003	0.002	0.036	0.014		(0.012)
(0.011)	0.218	0.775	2.531	0.706		0.306

0.003	0.221	0.777	2.567	0.720		0.294

—	(0.001)	(0.087)	(0.030)	—		(0.004)
(0.293)	(1.210)	(6.250)	(0.277)	—		—

(0.293)	(1.211)	(6.337)	(0.307)	—		(0.004)

$4.930	$5.220	$6.210	$11.770	$9.510		$8.790

0.33%	4.14%	10.41%	27.72%	8.19%		3.46%

$50	$34	$42	$31	$16		$19
1.50%	1.65% [4]	1.50%	1.50%	1.50%		1.50%
4.86%	4.34%	4.59%	2.56%	2.37%		2.59%
0.58%	0.06%	0.03%	0.34%	0.15%		(0.13% )
(2.78% )	(2.63% )	(3.06% )	(0.72% )	(0.72%	)	(1.22% )
30%	25%	28%	22%	12%		19%

Financial highlights

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended

4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$5.230	$6.230	$11.810	$9.540	$8.810	$8.500

0.026	0.029	0.040	0.087	0.061	0.034
(0.001)	0.213	0.773	2.538	0.705	0.317

0.025	0.242	0.813	2.625	0.766	0.351

(0.022)	(0.032)	(0.143)	(0.078)	(0.036)	(0.041)
(0.293)	(1.210)	(6.250)	(0.277)	—	—

(0.315)	(1.242)	(6.393)	(0.355)	(0.036)	(0.041)

$4.940	$5.230	$6.230	$11.810	$9.540	$8.810

0.79%	4.55%	11.00%	28.37%	8.73%	4.10%

$726	$1,059	$916	$3,727	$16,593	$14,635
1.00%	1.15% [4]	1.00%	1.00%	1.00%	1.00%
4.36%	3.84%	4.09%	1.97%	1.77%	1.99%
1.08%	0.56%	0.53%	0.84%	0.65%	0.37%
(2.28% )	(2.13% )	(2.56% )	(0.13% )	(0.12% )	(0.62% )
30%	25%	28%	22%	12%	19%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2016 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely -than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment

Notes to financial statements

Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $19 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, acquired fund fees and expenses, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.00% of the Fund’s average daily net assets from Nov. 1, 2015 through April 30, 2016.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

* The contractual waiver period is from Feb. 27, 2015, through Feb. 28, 2017.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2016, the Fund was charged $134 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2016, the Fund was charged $588 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2016, the Fund was charged $50 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2016, DDLP earned $1,895 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $4 on redemption of the Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,405,026
Sales	1,649,225

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Notes to financial statements

Delaware Mid Cap Value Fund

3. Investments (continued)

Cost of investments	$4,246,068

Aggregate unrealized appreciation of investments	$1,636,127
Aggregate unrealized depreciation of investments	(179,488)

Net unrealized appreciation of investments	$1,456,639

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$5,490,649	$—	$5,490,649
Short-Term Investments	—	212,058	212,058

Total Value of Securities	$5,490,649	$212,058	$5,702,707

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/16	Year ended 10/31/15
Shares sold:
Class A	254,393	187,827
Class C	75,731	96,056
Class R	4,043	6,585
Institutional Class	137,927	51,308

Shares issued upon reinvestment of dividends and distributions:
Class A	55,414	136,952
Class C	19,011	33,835
Class R	424	1,691
Institutional Class	10,351	31,222

	557,294	545,476

Shares redeemed:
Class A	(262,916)	(184,534)
Class C	(70,695)	(39,962)
Class R	(875)	(8,553)
Institutional Class	(203,643)	(26,958)

	(538,129)	(260,007)

Net increase	19,165	285,469

Notes to financial statements

Delaware Mid Cap Value Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016, or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts  —  The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2016.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$34,196	$(34,196)	$—	$(34,196)	$ —
Bank of Montreal	56,994	(56,994)	—	(56,994)	—
BNP Paribas	53,810	(53,810)	—	(53,810)	—

Total	$145,000	$(145,000)	$—	$(145,000)	$ —

(a) Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post

Notes to financial statements

Delaware Mid Cap Value Fund

8. Securities Lending (continued)

collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended April 30, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered. As of April 30, 2016, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Mid Cap Value Fund

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolio of Delaware Group Equity Funds I (“Fund”), has advised the Audit Committee of the Board of Trustees of the Fund (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Fund. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Fund has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Fund’s financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Fund’s financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Fund for certain time periods, the Fund’s filings with the SEC that contain the Fund’s financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Fund could be required to have independent audits conducted on the Fund’s previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Fund’s ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2016